Trading Activities and Related Risks (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Trading Activities And Related Risks
Schedule of exposure in investments

The following table presents the exposure at June 30, 2014.

Country or Region	U.S. Treasury Securities	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners' Capital (Net Asset Value)
United States	$7,981,716	$1,129,869	$4,487,196	$—	$13,598,781	50.11%
Netherlands	—		707,423		707,423	2.61%
France	—	249,935			249,935	0.92%
Singapore	—	219,988			219,988	0.81%
United Kingdon	—		207,957		207,957	0.77%
British Virgin Islands	—		200,857		200,857	0.74%
Canada	—		200,502		200,502	0.74%
Japan	—	199,962			199,962	0.74%
Spain	—		154,461		154,461	0.57%
Total	$7,981,716	$1,799,754	$5,958,396	$—	$15,739,866	58.01%

 The following table presents the exposure at December 31, 2013.

Country or Region	U.S. Treasury Securities	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners' Capital (Net Asset Value)
United States	$8,395,413	$1,499,844	$5,677,092	$250,730	$15,823,079	47.15%
Netherlands	—	—	708,392	—	708,392	2.11%
Japan	—	449,870	—	—	449,870	1.34%
United Kingdon	—	—	315,637	—	315,637	0.94%
Canada	—	—	302,572	—	302,572	0.90%
France	—	249,960	—	—	249,960	0.74%
Denmark	—	—	225,905	—	225,905	0.67%
British Virgin Islands	—	—	200,115	—	200,115	0.60%
Singapore	—	99,999	—	—	99,999	0.30%
Total	$8,395,413	$2,299,673	$7,429,713	$250,730	$18,375,529	54.75%

The following table presents the exposure at December 31, 2013.

Country or Region	U.S. Treasury Securities	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners’ Capital (Net Asset Value)
United States	$8,395,413	$1,499,844	$5,677,092	$250,730	$15,823,079	47.15%
Netherlands	—	—	708,392	—	708,392	2.11%
Japan	—	449,870	—	—	449,870	1.34%
United Kingdon	—	—	315,637	—	315,637	0.94%
Canada	—	—	302,572	—	302,572	0.90%
France	—	249,960		—	249,960	0.74%
Denmark	—	—	225,905	—	225,905	0.67%
British Virgin Islands	—	—	200,115	—	200,115	0.60%
Singapore	—	99,999	—	—	99,999	0.30%
Total	$8,395,413	$2,299,673	$7,429,713	$250,730	$18,375,529	54.75%

The following table presents the exposure at December 31, 2012.

Country or Region	U.S. Treasury Securities	Gov’t Sponsored Enterprise Notes	Commercial Paper	Corporate Notes	Certificates of Deposit	Total	% of Partners’ Capital (Net Asset Value)
United States	$5,494,988	$652,812	$2,024,710	$11,826,537	$2,054,535	$22,053,582	44.11%
Netherlands	—	—	—	1,279,797	—	1,279,797	2.56%
Canada	—	—	199,980	878,668	—	1,078,648	2.16%
Japan	—	—	249,997	503,456	251,835	1,005,288	2.01%
France	—	—	249,943	410,953	—	660,896	1.32%
Great Britain	—	—	249,898	250,423	—	500,321	1.00%
Multinational	—	—	249,925	200,456	—	450,381	0.90%
Germany	—	—	—	250,032	—	250,032	0.50%
Singapore	—	—	249,982	—	—	249,982	0.50%
Australia	—	—	—	226,942	—	226,942	0.45%
Denmark	—	—	—	222,058	—	222,058	0.44%
Total	$5,494,988	$652,812	$3,474,435	$16,049,322	$2,306,370	$27,977,927	55.95%